IMPORTANT NOTICE REGARDING CHANGE TO REDEMPTION FEE POLICY

COHEN & STEERS REALTY SHARES, INC.

COHEN & STEERS REALTY INCOME FUND, INC.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

CLASS A and CLASS I SHARES

Supplement Dated December 17, 2010 to

Prospectus Dated May 1, 2010 (as supplemented June 25, 2010)

and

Summary Prospectus Dated May 1, 2010

COHEN & STEERS DIVIDEND VALUE FUND, INC.

CLASS A and CLASS I SHARES

Supplement Dated December 17, 2010 to Prospectus and Summary Prospectus Dated July 1, 2010

(each a “Fund” and collectively, the “Funds”)

The Board of Directors of the Funds approved, effective March 1, 2011, the removal of the redemption fee on shares held less than 60 days. The redemption fee will not be imposed on any shares redeemed from accounts held directly with the Fund on and after March 1, 2011. If you redeem shares through an intermediary, you should contact your intermediary for more information on whether a redemption or other fee will be imposed on the shares you redeem.

PLEASE RETAIN A COPY OF THIS SUPPLEMENT FOR YOUR RECORDS